Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable non-trade	$ 12,700,000
At cost, less accumulated depreciation	1,269,219,000	1,200,325,000
Other long-term liabilities amount due to parent	$ 5,200,000